SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes in valuation and qualifying accounts
Removal of tax valuation allowance for expiration of net operating loss carryforwards	$ 35,600,000
Allowance for Doubtful Accounts [Member]
Changes in valuation and qualifying accounts
Balance at beginning of period	11,063,000		10,796,000		30,145,000
Charged (credited) to costs and expenses	49,000		(75,000)		(1,148,000)
Charged (credited) to other accounts
(Deductions) Adjustments	(235,000)	[1]	342,000	[1]	(576,000)	[1]
Balance at end of period	10,877,000		11,063,000		10,796,000
Allowance for Doubtful Accounts [Member] | IPTV divestiture [Member]
Changes in valuation and qualifying accounts
(Deductions) Adjustments					(17,625,000)
Tax valuation allowance [Member]
Changes in valuation and qualifying accounts
Balance at beginning of period	422,789,000		418,285,000		469,224,000
Charged (credited) to costs and expenses	1,824,000		36,324,000		(30,745,000)
Charged (credited) to other accounts	(55,941,000)	[2]	(31,820,000)		(20,194,000)
(Deductions) Adjustments		[1]		[1]		[1]
Balance at end of period	368,672,000		422,789,000		418,285,000
Tax valuation allowance [Member] | IPTV divestiture [Member]
Changes in valuation and qualifying accounts
(Deductions) Adjustments

[1]	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.
[2]	Includes $35.6 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China.